Financial assets at fair value through other comprehensive income - Equity Securities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,306	€ 3,228
Dividend income	111	92
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	2,001	1,967
Dividend income	93	83
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value		919
Dividend income		1
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	305	342
Dividend income	€ 18	€ 8